RELATED PARTY TRANSACTIONS - Summary of net amounts charged to related parties (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Affiliated Entity
Related Party Transaction [Line Items]
Revenue from related parties	$ 17,514	$ 10,582
SFL
Related Party Transaction [Line Items]
Revenue from related parties	387	498
Seatankers
Related Party Transaction [Line Items]
Revenue from related parties	533	397
CCL
Related Party Transaction [Line Items]
Revenue from related parties	3,559	2,362
SwissMarine
Related Party Transaction [Line Items]
Revenue from related parties	12,977	7,267
Other
Related Party Transaction [Line Items]
Revenue from related parties	$ 58	$ 58